UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.8%
Boeing Co. (The)	17,122	$2,242,126
Honeywell International, Inc.	64,422	6,100,119
Northrop Grumman Corp.	25,030	4,153,728
Rockwell Collins, Inc.	42,746	3,498,333
Textron, Inc.	15,478	582,592

		$16,576,898

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	14,000	$948,920

		$948,920

Airlines — 0.5%
Delta Air Lines, Inc.	34,000	$1,525,580
Southwest Airlines Co.	52,956	2,014,446
United Continental Holdings, Inc.(1)	20,000	1,061,000

		$4,601,026

Auto Components — 0.5%
Dana Holding Corp.	77,289	$1,227,349
Goodyear Tire & Rubber Co. (The)	19,777	580,060
Johnson Controls, Inc.	69,723	2,883,743

		$4,691,152

Automobiles — 0.3%
Ford Motor Co.	41,101	$557,741
Tesla Motors, Inc.(1)	9,266	2,301,674

		$2,859,415

Banks — 3.6%
Bank of America Corp.	191,986	$2,991,142
BankUnited, Inc.	11,449	409,302
Citigroup, Inc.	40,000	1,984,400
Fifth Third Bancorp	100,126	1,893,383
Huntington Bancshares, Inc.	179,679	1,904,597
JPMorgan Chase & Co.	132,867	8,100,901
KeyCorp	38,413	499,753
Regions Financial Corp.	643,924	5,801,755
SunTrust Banks, Inc.	49,905	1,908,367
Wells Fargo & Co.	131,947	6,775,479

		$32,269,079

Beverages — 1.4%
Coca-Cola Co. (The)	153,082	$6,141,650
Coca-Cola Enterprises, Inc.	21,105	1,020,427
PepsiCo, Inc.	60,609	5,715,428

		$12,877,505

Biotechnology — 6.7%
AbbVie, Inc.	11,165	$607,488
Amgen, Inc.	61,770	8,544,026
Baxalta, Inc.	46,730	1,472,462
Biogen, Inc.(1)	35,831	10,455,844
BioMarin Pharmaceutical, Inc.(1)	16,822	1,771,693
Celgene Corp.(1)	142,582	15,423,095
Gilead Sciences, Inc.	221,061	21,705,980

		$59,980,588

Security	Shares	Value
Building Products — 0.1%
Allegion PLC	10,516	$606,353

		$606,353

Capital Markets — 1.6%
E*TRADE Financial Corp.(1)	20,741	$546,111
Franklin Resources, Inc.	50,559	1,883,828
Goldman Sachs Group, Inc. (The)	19,203	3,336,713
Invesco, Ltd.	78,614	2,455,115
Morgan Stanley	53,096	1,672,524
State Street Corp.	43,478	2,922,157
T. Rowe Price Group, Inc.	23,664	1,644,648

		$14,461,096

Chemicals — 1.3%
Air Products and Chemicals, Inc.	13,083	$1,669,129
Celanese Corp., Series A	10,077	596,256
Chemours Co. (The)	9,520	61,595
E.I. du Pont de Nemours & Co.	47,601	2,294,368
LyondellBasell Industries NV, Class A	10,000	833,600
PPG Industries, Inc.	74,100	6,497,829

		$11,952,777

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	16,835	$838,551

		$838,551

Communications Equipment — 3.5%
Brocade Communications Systems, Inc.	198,573	$2,061,188
Cisco Systems, Inc.	618,078	16,224,547
Harris Corp.	6,224	455,286
QUALCOMM, Inc.	243,978	13,108,938

		$31,849,959

Consumer Finance — 1.1%
American Express Co.	50,565	$3,748,383
Capital One Financial Corp.	10,757	780,098
Discover Financial Services	102,596	5,333,966

		$9,862,447

Containers & Packaging — 0.3%
WestRock Co.	44,349	$2,281,313

		$2,281,313

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,578,806

		$1,578,806

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	19,434	$2,534,194
CME Group, Inc.	12,294	1,140,146
Leucadia National Corp.	72,896	1,476,873
McGraw Hill Financial, Inc.	37,507	3,244,355
Moody’s Corp.	45,252	4,443,746

		$12,839,314

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	235,334	$7,667,182
Frontier Communications Corp.	154,158	732,250
Verizon Communications, Inc.	145,422	6,327,311

		$14,726,743

Security	Shares	Value
Electric Utilities — 0.5%
American Electric Power Co., Inc.	16,075	$914,024
Edison International	62,309	3,929,829

		$4,843,853

Electrical Equipment — 0.1%
Emerson Electric Co.	24,158	$1,067,059

		$1,067,059

Electronic Equipment, Instruments & Components — 0.0%(2)
Knowles Corp.(1)	16,848	$310,509

		$310,509

Energy Equipment & Services — 1.0%
Ensco PLC, Class A	31,010	$436,621
Halliburton Co.	98,584	3,484,944
Schlumberger, Ltd.	62,574	4,315,729
Transocean, Ltd.	73,572	950,550

		$9,187,844

Food & Staples Retailing — 2.0%
CVS Health Corp.	88,422	$8,530,954
Kroger Co. (The)	75,174	2,711,526
Walgreens Boots Alliance, Inc.	80,756	6,710,824

		$17,953,304

Food Products — 2.4%
ConAgra Foods, Inc.	48,260	$1,955,013
Hershey Co. (The)	11,826	1,086,573
Hormel Foods Corp.	10,580	669,820
Kraft Heinz Co. (The)	90,063	6,356,646
Mondelez International, Inc., Class A	265,000	11,095,550

		$21,163,602

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	91,000	$3,660,020
Baxter International, Inc.	46,730	1,535,081
Edwards Lifesciences Corp.(1)	11,063	1,572,827
Intuitive Surgical, Inc.(1)	12,611	5,795,763
Medtronic PLC	17,665	1,182,495
Stryker Corp.	33,820	3,182,462

		$16,928,648

Health Care Providers & Services — 1.7%
Cigna Corp.	36,534	$4,932,821
DaVita HealthCare Partners, Inc.(1)	14,550	1,052,402
LifePoint Hospitals, Inc.(1)	29,979	2,125,511
McKesson Corp.	7,813	1,445,639
Tenet Healthcare Corp.(1)	10,704	395,192
UnitedHealth Group, Inc.	46,743	5,422,655

		$15,374,220

Hotels, Restaurants & Leisure — 2.0%
Marriott International, Inc., Class A	92,128	$6,283,130
McDonald’s Corp.	47,626	4,692,590
Starwood Hotels & Resorts Worldwide, Inc.	23,177	1,540,807
Yum! Brands, Inc.	72,349	5,784,302

		$18,300,829

Household Durables — 0.1%
Whirlpool Corp.	8,566	$1,261,429

		$1,261,429

Security	Shares	Value
Household Products — 0.9%
Clorox Co. (The)	39,829	$4,601,444
Colgate-Palmolive Co.	31,592	2,004,828
Procter & Gamble Co. (The)	25,092	1,805,119

		$8,411,391

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	103,235	$1,010,671

		$1,010,671

Industrial Conglomerates — 0.9%
3M Co.	11,474	$1,626,669
General Electric Co.	241,040	6,079,029

		$7,705,698

Insurance — 1.4%
ACE, Ltd.	35,393	$3,659,636
Aflac, Inc.	17,703	1,029,075
Aon PLC	4,957	439,240
Marsh & McLennan Cos., Inc.	15,767	823,353
Travelers Cos., Inc. (The)	43,848	4,364,191
Unum Group	70,698	2,267,992

		$12,583,487

Internet & Catalog Retail — 4.2%
Amazon.com, Inc.(1)	65,202	$33,376,252
Netflix, Inc.(1)	35,000	3,614,100
Shutterfly, Inc.(1)	17,478	624,838

		$37,615,190

Internet Software & Services — 9.0%
eBay, Inc.(1)	129,341	$3,161,094
Facebook, Inc., Class A(1)	221,414	19,905,119
Google, Inc., Class A(1)	40,752	26,014,854
Google, Inc., Class C(1)	39,600	24,093,432
LinkedIn Corp., Class A(1)	4,433	842,846
VeriSign, Inc.(1)	94,613	6,675,893

		$80,693,238

IT Services — 3.5%
Alliance Data Systems Corp.(1)	7,945	$2,057,596
Cognizant Technology Solutions Corp., Class A(1)	143,537	8,986,851
Fidelity National Information Services, Inc.	79,262	5,316,895
International Business Machines Corp.	21,832	3,164,985
MasterCard, Inc., Class A	38,080	3,431,770
PayPal Holdings, Inc.(1)	129,341	4,014,745
Visa, Inc., Class A	63,696	4,437,063

		$31,409,905

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$1,060,067

		$1,060,067

Machinery — 1.3%
Caterpillar, Inc.	11,120	$726,803
Dover Corp.	32,893	1,880,822
Ingersoll-Rand PLC	31,550	1,601,794
Joy Global, Inc.	41,808	624,193
Parker-Hannifin Corp.	16,214	1,577,622
Stanley Black & Decker, Inc.	51,390	4,983,802

		$11,395,036

Marine — 0.1%
Kirby Corp.(1)	17,666	$1,094,409

		$1,094,409

Security	Shares	Value
Media — 4.5%
Cablevision Systems Corp.	27,056	$878,508
CBS Corp., Class B	88,076	3,514,233
Comcast Corp., Class A	371,923	21,154,980
Liberty Global PLC, LiLAC Class C(1)	15,164	519,215
News Corp., Class B	50,000	641,000
Time Warner, Inc.	17,000	1,168,750
Walt Disney Co. (The)	123,163	12,587,259

		$40,463,945

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	45,326	$439,209
Nucor Corp.	23,005	863,838

		$1,303,047

Multi-Utilities — 1.1%
CMS Energy Corp.	217,119	$7,668,643
Public Service Enterprise Group, Inc.	43,527	1,835,098

		$9,503,741

Multiline Retail — 1.2%
Macy’s, Inc.	81,687	$4,192,177
Nordstrom, Inc.	28,152	2,018,780
Target Corp.	54,516	4,288,228

		$10,499,185

Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	66,225	$5,223,828
ConocoPhillips	60,716	2,911,939
EOG Resources, Inc.	32,900	2,395,120
Exxon Mobil Corp.	119,578	8,890,624
Hess Corp.	28,844	1,443,931
Occidental Petroleum Corp.	34,959	2,312,538
Phillips 66	57,101	4,387,641
Spectra Energy Corp.	16,118	423,420
Williams Cos., Inc. (The)	48,359	1,782,029

		$29,771,070

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	72,774	$5,871,406

		$5,871,406

Pharmaceuticals — 3.7%
Allergan PLC(1)	12,525	$3,404,420
Bristol-Myers Squibb Co.	106,404	6,299,117
Eli Lilly & Co.	12,046	1,008,130
Johnson & Johnson	59,777	5,580,183
Mallinckrodt PLC(1)	5,641	360,686
Merck & Co., Inc.	158,250	7,815,967
Pfizer, Inc.	292,162	9,176,808

		$33,645,311

Professional Services — 0.5%
Equifax, Inc.	15,738	$1,529,419
Nielsen Holdings PLC	8,843	393,248
Robert Half International, Inc.	51,102	2,614,378

		$4,537,045

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	17,730	$1,559,885
Apartment Investment & Management Co., Class A	35,696	1,321,466
Crown Castle International Corp.	7,507	592,077
Host Hotels & Resorts, Inc.	28,981	458,190
Simon Property Group, Inc.	38,580	7,087,918

		$11,019,536

Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	24,669	$789,408

		$789,408

Road & Rail — 0.7%
CSX Corp.	34,587	$930,390
Kansas City Southern	4,645	422,138
Norfolk Southern Corp.	10,785	823,974
Ryder System, Inc.	12,392	917,504
Union Pacific Corp.	37,756	3,338,008

		$6,432,014

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	56,522	$3,188,406
ASML Holding NV - NY Shares	16,394	1,442,344
Cypress Semiconductor Corp.(1)	205,589	1,751,618
Intel Corp.	560,441	16,891,692
Microchip Technology, Inc.	30,000	1,292,700
NXP Semiconductors NV(1)	42,233	3,677,227
ON Semiconductor Corp.(1)	149,333	1,403,730
Qorvo, Inc.(1)	10,630	478,882
Tessera Technologies, Inc.	28,424	921,222
Texas Instruments, Inc.	199,048	9,856,857

		$40,904,678

Software — 6.4%
Microsoft Corp.	1,029,881	$45,582,533
Oracle Corp.	259,569	9,375,632
Red Hat, Inc.(1)	28,914	2,078,339
TiVo, Inc.(1)	42,923	371,713

		$57,408,217

Specialty Retail — 1.8%
Advance Auto Parts, Inc.	26,636	$5,048,321
Best Buy Co., Inc.	28,506	1,058,143
Gap, Inc. (The)	35,268	1,005,138
Home Depot, Inc. (The)	58,008	6,699,344
Tiffany & Co.	28,579	2,206,870

		$16,017,816

Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	675,404	$74,497,061
Hewlett-Packard Co.	10,000	256,100

		$74,753,161

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	73,632	$9,054,527

		$9,054,527

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	99,397	$1,010,868

		$1,010,868

Tobacco — 1.0%
Altria Group, Inc.	27,194	$1,479,354
Philip Morris International, Inc.	87,820	6,966,760
Reynolds American, Inc.	10,436	462,002

		$8,908,116

Trading Companies & Distributors — 0.3%
Fastenal Co.	79,244	$2,901,123

		$2,901,123

Total Common Stocks — 100.0% (identified cost $376,425,292)		$899,966,545

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	220	$4,300	10/2/15	$(14,300)
NASDAQ 100 Index	170	4,350	10/9/15	(109,650)
NASDAQ 100 Index	225	4,465	10/16/15	(59,625)
NASDAQ 100 Index	175	4,375	10/23/15	(350,875)
S&P 500 Index	675	1,970	10/2/15	(47,250)
S&P 500 Index	615	1,990	10/9/15	(178,350)
S&P 500 Index	730	2,000	10/16/15	(292,000)
S&P 500 Index	605	1,980	10/23/15	(722,975)

Total Call Options Written (premiums received $11,663,121)				$(1,775,025)

Other Assets, Less Liabilities — 0.2%				$2,056,939

Net Assets — 100.0%				$900,248,459

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$376,328,054

Gross unrealized appreciation	$525,876,535
Gross unrealized depreciation	(2,238,044)

Net unrealized appreciation	$523,638,491

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,430	$6,728,713
Options written	33,490	68,730,935
Options terminated in closing purchase transactions	(12,555)	(26,748,425)
Options expired	(20,950)	(37,048,102)

Outstanding, end of period	3,415	$11,663,121

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,775,025.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$899,966,545 *	$—	$—	$899,966,545
Total Investments	$899,966,545	$—	$—	$899,966,545

Liability Description
Call Options Written	$(1,775,025)	$—	$—	$(1,775,025)
Total	$(1,775,025)	$—	$—	$(1,775,025)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015